Commitments - Schedule of aircraft acquisition (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) aircraft	Dec. 31, 2019 BRL (R$) aircraft
Aircraft
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | aircraft	132,000	147
Financial disbursements calculated at present value	R$ 10,173,834	R$ 22,863,852
Aircraft | Year one
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,941,843	3,011,655
Aircraft | Year two
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	855,247	3,318,239
Aircraft | Year three
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	565,661	3,628,931
Aircraft | Year four
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,533,423	4,122,212
Aircraft | Year five
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,351,477	1,925,315
Aircraft | After year five
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	R$ 3,926,183
Aircraft | Year six
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value		1,901,725
Aircraft | After year six
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value		R$ 4,955,775
Aircraft acquired from manufactures
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | aircraft	94	94,000
Aircraft leased from lessors
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | aircraft	38	53,000